Equity-Accounted Investees - GigaGen Inc (Details) € in Thousands, $ in Millions		12 Months Ended
	Jul. 05, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Movement in the investments in equity-accounted investees
Balance		€ 226,905	€ 219,009
Share of profit / (losses)		8,972
Balance		€ 114,473	€ 226,905
GigaGen, Inc
Equity Accounted Investees
Ownership interest (as a percent)		43.96%	43.96%
Movement in the investments in equity-accounted investees
Balance		€ 28,363	€ 29,047
Share of profit / (losses)		(5,002)	(1,562)
Share of other comprehensive income / translation differences		636	878
Balance		€ 23,997	€ 28,363
Grifols Innovation and New Technologies Limited
Equity Accounted Investees
Ownership in subsidiary (as a percent)	100.00%
Grifols Innovation and New Technologies Limited | GigaGen, Inc
Equity Accounted Investees
Ownership interest (as a percent)	43.96%
Acquisitions | $	$ 35
Collaboration fee | $	15
Movement in the investments in equity-accounted investees
Acquisitions | $	$ 35